Convertible notes Payable Related parties (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2013
Convertible Notes Payable Related Parties Details Narrative
Convertible promissory notes					$ 405,727
Interest rate					12.00%
Description of conversion price					of (i) $.003 per share, or (ii) at a 75% discount to the previous day’s closing bid price immediately prior to the delivery of the conversion notice (the conversion price).
Proceeds from convertible notes payable - related parties		$ 10,000	$ 70,000	$ 35,000
Accrued interest payable	28,081	23,126	101,472	85,103
Reclassification of accrued interest to note payable	28,081	$ 23,126	101,472	85,103
Convertible notes payable - related parties	$ 977,131		$ 949,050	$ 777,578